Note 26 - Common Stock - Classes Of Share Capital (Details) - EUR (€) € / shares in Units, € in Millions	Dec. 31, 2017	Mar. 29, 2017	Dec. 31, 2016	Sep. 28, 2016	Mar. 31, 2016	Dec. 31, 2015
Classes Of Share Capital Line Items
Capital (Capital base and capital management)	€ 3,267		€ 3,218			€ 3,120
Par Value Per Share	€ 0.49	€ 0.49	€ 0.49	€ 0.49	€ 0.49	€ 0.49
Ordinary Shares Member
Classes Of Share Capital Line Items
Number of shares issued and fully paid	6,667,886,580		6,566,615,242			6,366,680,118
Par Value Per Share	€ 0.49